Real Estate and Accumulated Depreciation Activity of Real Estate and Accumulated Depreciation (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Balance at the beginning of the year	$ 14,869,887	$ 13,363,113	$ 12,740,892
Real Estate, Additions to / improvements of real estate	4,410,622	1,602,583	668,084
Real Estate, Assets sold / written off	(326,908)	(95,809)	(45,863)
Real Estate, Balance at the end of the year	18,953,601	14,869,887	13,363,113
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Accumulated depreciation, Balance at beginning of the year	2,919,479	2,626,324	2,308,665
Accumulated depreciation, Depreciation expense	419,908	367,625	362,636
Accumulated depreciatio, Assets sold / written off	(193,686)	(74,470)	(44,977)
Accumulated depreciation, Balance at end of the year	$ 3,145,701	$ 2,919,479	$ 2,626,324